Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of New Contracts Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance contracts issued [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
(Gain) / loss recognized on initial recognition	€ 54	€ 60
Insurance contracts issued [member] | Present value of cash inflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	(5,363)	(5,155)
Issued onerous contracts	(861)	(545)
Total	(6,225)	(5,701)
Insurance contracts issued [member] | Present value of cash outflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	4,715	4,593
Issued onerous contracts	897	583
Total	5,612	5,176
Insurance contracts issued [member] | Risk adjustment for non-financial risk [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	102	90
Issued onerous contracts	18	22
Total	120	112
Insurance contracts issued [member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	546	473
Issued onerous contracts	0
Total	546	473
Insurance contracts issued [member] | Onerous Insurance Contracts [Member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
(Gain) / loss recognized on initial recognition	54	60
Reinsurance contracts held [member] | Present value of cash inflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	54	201
Reinsurance contracts held [member] | Present value of cash outflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	(65)	(531)
Reinsurance contracts held [member] | Risk adjustment for non-financial risk [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	4	42
Reinsurance contracts held [member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	8	271
Reinsurance contracts held [member] | Income recognised on initial recognition [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	€ 1	€ (17)